DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the International Flavors & Fragrances Inc. Retirement Investment Fund Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for complete information.
A. General/Eligibility:
The Plan is a defined contribution plan covering all U.S. based employees of International Flavors & Fragrances Inc. (“IFF”) and its domestic subsidiaries (the “Company”), with the exception of the unionized employees located in Jacksonville, Florida (the “Union Plan”), non-resident-alien employees and leased employees regardless of age and years of service.
Beginning January 1, 2023, all eligible new hires are automatically enrolled at 3% after sixty days unless an affirmative election is made. Participants who are automatically enrolled also receive an automatic escalation of their contribution by 1% annually, each April 1st, not to exceed 9%, unless the participant elects otherwise. In addition, participants may contribute up to 90% of their annual base wages, including bonuses, overtime and differential wages, up to the maximum amount permitted under the Internal Revenue Code (the “Code”).
The Plan also covers certain employees who are U.S. citizens temporarily assigned to subsidiaries abroad. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended, (“ERISA”).
B. Administration of the Plan:
The Fidelity Management Trust Company (“Fidelity” or the “Trustee”) is the Trustee of the Plan and has custody of the assets. The Administrative Committee, whose appointment is overseen by the Company’s Board of Directors, is responsible for the administration of the Plan. The Administrative Committee oversees the Trustee of the Plan in carrying out the day-to-day activities of the administration. The Investment Committee, whose appointment is also overseen by the Company’s Board of Directors, oversees the Plan’s investment options and management of Plan assets.
C. Investments:
Currently, the Plan offers participants various investment funds, common collective trusts, a unitized stock fund, and a brokerage option. Participants have the option to invest in and direct any matching contribution towards any of the following:
IFF Unitized Stock Fund: A portion of the Plan’s investments are in an IFF Unitized Stock Fund (“Stock Fund”), which was established for the investment of assets of the Plan and certain other IFF sponsored retirement plans. Each participating retirement plan has an undivided interest in the Stock Fund. The assets of the Stock Fund are held by Fidelity Management Trust Company. The Stock Fund invests in common stock of the Company and other short-term investments designed to allow you to buy or sell without the usual trade settlement period for individual stock transactions to provide liquidity. The participant’s maximum contribution to this Stock Fund is 20% of the participant’s total contribution. The Stock Fund is governed by a trust agreement with Fidelity to invest in the common stock of IFF.
State Street U.S. Inflation Protected Bond Index Securities Lending Series Fund Class II: The Fund seeks an investment return that approximates as closely as practicable, before expenses, the performance of the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index over the long term, which is designed to represent securities that protect against adverse inflation and provide a minimum level of real return. The Fund is managed using an “indexing” investment approach, by which State Street Global Advisors (“SSGA”) attempts to approximate, before expenses, the performance of the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index over the long term. SSGA expects that it will typically seek to replicate the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index returns for the portfolio through investments in the “cash” markets - actual holdings of debt securities and other instruments - rather than through “notional” or “synthetic” positions achieved through the use of derivatives, such as futures contracts or swap transactions (except in the unusual case where SSGA believes that use of derivatives is necessary to achieve an exposure that is not readily available through the cash markets).
State Street S&P 500 Index Securities Lending Series Fund Class II: The Fund seeks an investment return that approximates as closely as practicable, before expenses, the performance of the S&P 500 over the long term. The Fund is managed using an “indexing” investment approach, by which SSGA attempts to approximate, before expenses, the performance of the S&P 500 over the long term. SSGA will typically attempt to invest in the equity securities comprising the S&P 500 Index, in approximately the same proportions as they are represented in the S&P 500. Equity securities may include common stocks, preferred stocks, depository receipts, or other securities convertible into common stock. The Fund may purchase securities in their initial public offerings. The Fund may at times purchase or sell index futures contracts, or options on those futures, or engage in other transactions involving the use of derivatives, in lieu of investment directly in the securities making up the S&P 500 to enhance the Fund’s replication of the S&P 500 return.
State Street U.S. Bond Index Securities Lending Series Fund Class XIV: The Fund seeks an investment return that approximates as closely as practicable, before expenses, the performance of the Bloomberg U.S. Aggregate Bond Index over the long term. The Fund is managed using an “indexing” investment approach, by which SSGA attempts to approximate, before expenses, the performance of the Bloomberg U.S. Aggregate Bond Index over the long term. SSGA expects that it will typically seek to replicate the Bloomberg U.S. Aggregate Bond Index returns for the portfolio through investments in the “cash” markets - actual holdings of debt securities and other instruments - rather than through “notional” or “synthetic” positions achieved through the use of derivatives, such as futures contracts or swap transactions (except in the unusual case where SSGA believes that use of derivatives is necessary to achieve an exposure that is not readily available through the cash markets).
State Street Global All Cap Equity Ex-U.S. Index Securities Lending Series Fund Class II: The Fund seeks an investment return that approximates as closely as practicable, before expenses, the performance of the MSCI ACWI ex- USA IMI Index over the long term. The Fund is managed using an “indexing” investment approach, by which SSGA attempts to approximate, before expenses, the performance of the MSCI ACWI ex- USA IMI Index over the long term. SSGA will typically attempt to invest in the equity securities comprising the MSCI ACWI ex- USA IMI Index, in approximately the same proportions as they are represented in the MSCI ACWI ex- USA IMI Index. Equity securities may include common stocks, preferred stocks, depository receipts, or other securities convertible into common stock. Equity securities held by the Fund may be denominated in foreign currencies and may be held outside the United States. The Fund may at times purchase or sell index futures contracts, or options on those futures, or engage in other transactions involving the use of derivatives, in lieu of investment directly in the securities making up the MSCI ACWI ex- USA IMI Index to enhance the Fund’s replication of the MSCI ACWI ex- USA IMI Index return.
Vanguard Federal Money Market Fund: The Fund invests primarily in high-quality, short-term money market instruments. Under normal circumstances, at least 80% of the Fund’s assets are invested in securities issued by the U.S. government and its agencies and instrumentalities. To be considered high-quality, a security must be determined by Vanguard to present minimal credit risk based in part on a consideration of maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Government money market funds are required to invest at least 99.5% of their total assets in cash, government securities and/or repurchase agreements that are collateralized solely by government securities or cash (collectively, government securities). The Fund generally invests 100% of its assets in U.S. government securities and therefore will satisfy the 99.5% requirement for designation as a government money market fund.
Vanguard Target Retirement Income Trust II: The Trust invests in Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The Trust’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Trust’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.
Vanguard Target Retirement Trust I: Consists of separate Trusts which invest in Vanguard mutual funds using an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of the participant's target retirement year (2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065). The Trust’s asset allocation will become more conservative over time. Within seven years after the target retirement year, the Trust’s asset allocation should resemble that of the Vanguard Target Retirement Income Trust I. The Trust’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation- protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Trust’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.
Vanguard Retirement Savings Trust III: The Trust invests primarily in synthetic investments contracts backed by high-credit-quality fixed income investments and traditional investments issued by insurance companies and banks. The Trust seeks to achieve its objective by diversifying among high-credit-quality investments and investment contracts that are structured to smooth market gains and losses over time.
Fidelity BrokerageLink: This option allows participants to choose investments from outside the plan, giving them access to invest in a vast array of investments, including but not limited to mutual funds from either Fidelity or other mutual fund companies, stocks and bonds.
D. Cash or Deferred Wage and Salary Conversion Agreements:
Each participant enters into a Cash or Deferred Wage and Salary Conversion Agreement (“CODA”) with the Company, pursuant to which participant contributions to the Plan are made. Such agreement specifies the portion of the participant’s compensation, as defined in the Plan, during each Plan year that the participant elects to forego such compensation portion and to have such amount contributed by the Company to the participant’s account with the Plan. Any such election remains in effect until changed by the participant. The Administrative Committee may limit the amounts specified in such agreement to ensure compliance with the anti-discrimination standards of Section 401(k) of the Code. Subject to these limitations, participants may contribute up to 90% of their annual base wages, including bonuses, overtime and differential wages, up to the maximum amount permitted under the Code. Under the Code, the maximum amount permitted per participant was limited to $23,500 and $23,000 for 2025 and 2024, respectively. Participants who will be age 50 or older by the end of the Plan year are eligible to make before-tax catch-up contributions. Catch-up contributions were limited to $7,500 for eligible employees in 2025 and 2024. Amounts in excess of the Code limits may, at the election of the participant, either be contributed to the Plan on an after-tax basis or treated as contributions to the Company’s Deferred Compensation Plan (“DCP”) if an employee is eligible to participate in the DCP. If no election is made, the excess above the Code limits, plus any income less any loss allocable thereto, shall be distributed to the participant. Participants may also make after-tax or Roth contributions to the Plan, subject to limitations under the Code, but the invested principal and earnings accumulate tax free.
E. Company Contributions:
The Company matches 100% of the first 6% of the eligible participant’s base compensation contributed.
F. Vested Benefits/Forfeitures:
All participants vest immediately in their contributions to the Plan plus earnings thereon. Participants vest in the Company’s matching contribution after three years of continuous credited service. Forfeitures are retained in the Plan and may first be used to pay administrative expenses. Any remaining amounts will be used to reduce future employer contributions payable under the Plan. For the year ended December 31, 2025, approximately $145,000 of forfeitures was used to reduce administrative expenses and approximately $2,592,000 of forfeitures was used to reduce employer contributions. For the year ended December 31, 2024, approximately $71,000 of forfeitures was used to reduce administrative expenses and approximately $1,571,000 of forfeitures was used to reduce employer contributions. At December 31, 2025 and 2024, forfeited non-vested amounts approximated $107,000 and $1,014,000, respectively.
G. Individual Accounts:
A participant account is established and maintained for each active and former participant. Former participants are those who have terminated employment and have not yet received final payment of their account. The participant’s contributions and the Company’s matching contribution are credited to the specific participant’s account. The participant’s contributions and the Company’s matching contributions are invested in one or more of the Plan’s investments as directed by the participant.
Participants’ accounts are maintained on a share basis for all investments.
Interest earned and dividends paid are credited to each participant’s account based on accumulated daily account balances and reinvested in the respective investments.
H. Transfers Between Investments:
Participants may transfer all or a portion of their balance in any investment of the Plan to an alternative investment of the Plan. Exchanges must be in increments of 1%. Participants may make these transfers on a daily basis by contacting Fidelity.
I. Notes Receivable from Participants and In-service Withdrawals:
Participants may borrow from the Plan as described in Note 5. A participant may withdraw all or a portion of his or her balances if bona fide financial necessity can be demonstrated in accordance with guidelines set forth in the Code (“hardship withdrawal”). Participants who have attained age 59 1/2 may request a distribution of all or part of the value in their account.
J. Rollover Contributions:
Participants who receive eligible rollover distributions from another ERISA qualified plan may roll that distribution into the Plan. Eligible rollover distributions are those that come directly from either another qualified retirement plan or an Individual Retirement Account (“IRA”) which was set up to hold a distribution from another qualified retirement plan on a temporary basis. All rollovers from such an IRA must be made within one year of original distribution from the qualified retirement plan.
K. Benefit Payments:
On termination of service due to death, disability or retirement, a participant or beneficiary may elect to receive benefits based on one of the following options:
A lump-sum payment; or
Installments over a period of not more than the assumed life expectancy of the beneficiary.
Lump sum or installment payments may be made in cash or securities at the direction of the Plan’s Administrative Committee that directs the Trustee. When periodic payments are elected, a participant’s interest remains in the Plan and continues to receive allocations of earnings and losses until fully distributed. If the death benefit to a beneficiary does not exceed $5,000, then the benefit may only be paid as a lump sum. Effective December 1, 2025, the Plan was amended to increase the amount to $7,000, the amount specified in the Code.
L. Termination of Plan:
The Company may terminate the Plan at any time. In such event, the total amounts in participants’ accounts shall continue in the trust for their benefit and become 100% vested in their account, and shall be distributed to their designated beneficiaries or them, as described in Note 1, Item K above, upon retirement, death, disability or termination of employment. At the present time, the Company has no intention of terminating the Plan.
M. Other income:
As a result of the termination of the International Flavors & Fragrances Inc. Pension Plan (“Pension Plan”), the Administrative Committee approved the transfer of the Pension Plan’s surplus to the Plan to be used to offset future Company contributions to the Plan. Approximately $42 million was received by the Plan in October 2025 and is being maintained by the Plan in a non-participant directed holding account. These amounts were recorded as other income on the statement of changes in net assets available for benefits for the year ended December 31, 2025. During 2025, none of these funds were used to reduce Employer contributions.